Income Taxes - Schedule of Reconciliation Between the Statutory Rate and the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation Between the Statutory Rate and the Effective Tax Rate [Abstract]
Federal statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit
Change in valuation allowance	(21.00%)	(21.00%)
Effective Tax Rate